STATEMENT OF INVESTMENTS
BNY Mellon Global Real Estate Securities Fund

January 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Australia - 3.7%
Dexus	652,399		4,772,844
Goodman Group	106,670		1,760,022
LendLease	330,840	[a]	2,346,295
Mirvac Group	2,857,500		5,330,309
Scentre Group	1,992,840	[a]	4,160,430
			18,369,900
Belgium - 2.3%
Aedifica	28,900		3,474,008
Befimmo	68,170		2,553,748
Warehouses De Pauw, CVA	122,130		5,253,881
			11,281,637
Canada - 3.1%
Canadian Apartment Properties REIT	71,780		3,157,157
Chartwell Retirement Residences	590,000		5,769,343
H&R Real Estate Investment Trust	161,522		1,641,714
Killam Apartment Real Estate Investment Trust	46,630		802,264
RioCan Real Estate Investment Trust	71,360		1,242,337
Summit Industrial Income REIT	153,570		2,609,536
			15,222,351
France - .5%
Klepierre	90,040	[a]	2,388,007
Germany - 5.5%
Deutsche EuroShop	274,640	[a]	5,156,762
LEG Immobilien	52,820	[a]	6,976,680
Vonovia	270,628	[a]	15,331,156
			27,464,598
Hong Kong - 5.0%
Hongkong Land Holdings	338,800	[a]	1,836,262
Hysan Development	744,000	[a]	2,282,366
Link REIT	598,000		5,127,822
New World Development	784,000		3,193,725
Sun Hung Kai Properties	705,640		8,593,516
Swire Properties	1,364,800	[a]	3,644,960
			24,678,651
Ireland - .8%
Hibernia REIT	1,415,447		2,021,809
Irish Residential Properties REIT	1,017,880	[a]	1,917,540
			3,939,349

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Japan - 9.3%
Activia Properties	1,044		3,525,337
AEON Mall	111,456	[b]	1,613,810
Japan Hotel REIT Investment	5,130		2,495,340
Japan Prime Realty Investment	547		1,785,149
Japan Real Estate Investment	368		2,021,120
Kenedix Office Investment	773		4,678,706
Mitsubishi Estate	261,500		3,784,830
Mitsui Fudosan	338,000		7,226,588
Mitsui Fudosan Logistics Park	1,024		5,034,066
Nippon Accommodations Fund	372		2,011,525
Nippon Prologis REIT	329		1,027,039
Nomura Real Estate Master Fund	2,695		3,734,058
Orix JREIT	3,141		4,504,092
Sumitomo Realty & Development	37,200		1,152,459
Tokyu Fudosan Holdings	236,300		1,294,225
			45,888,344
Norway - .3%
Entra	59,320	[a,c]	1,304,903
Singapore - 2.6%
Ascendas Real Estate Investment Trust	1,169,600	[a]	2,394,265
Ascott Residence Trust	1,947,000		1,475,965
CapitaLand Integrated Commercial Trust	2,605,100		3,748,351
Capitaland Investment	463,600	[a]	1,186,883
City Developments	369,700	[a,b]	1,932,053
Mapletree Commercial Trust	708,000		944,704
Suntec Real Estate Investment Trust	1,171,800		1,321,616
			13,003,837
Sweden - 1.6%
Castellum	200,590	[a]	4,703,834
Fabege	227,708	[a]	3,402,142
			8,105,976
United Kingdom - 5.6%
Empiric Student Property	2,143,750		2,520,822
Grainger	535,019		2,168,197
Land Securities Group	363,474		3,886,285
Safestore Holdings	192,930		3,290,944
Segro	210,700		3,696,847
The British Land Company	395,940		2,953,234
Tritax Big Box REIT	2,092,130	[a]	6,703,237
UNITE Group	170,970	[a]	2,388,743
			27,608,309
United States - 58.9%
Acadia Realty Trust	207,360	[d]	4,103,654
Agree Realty	154,170	[d]	10,079,635

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
United States - 58.9% (continued)
Alexandria Real Estate Equities	26,790	[d]	5,219,764
American Campus Communities	150,640	[d]	7,872,446
American Homes 4 Rent, Cl. A	134,310	[d]	5,255,550
American Tower	3,900	[d]	980,850
Americold Realty Trust	121,529	[b,d]	3,457,500
AvalonBay Communities	55,340	[d]	13,515,688
Brixmor Property Group	440,717	[d]	11,176,583
Cousins Properties	83,090	[d]	3,203,950
Digital Realty Trust	44,084	[d]	6,578,655
Diversified Healthcare Trust	278,073	[d]	848,123
EPR Properties	51,960	[d]	2,284,681
Equinix	26,090	[d]	18,912,641
Equity Residential	107,880	[d]	9,572,192
First Industrial Realty Trust	63,530	[d]	3,861,353
Host Hotels & Resorts	184,603	[a,d]	3,201,016
Hudson Pacific Properties	151,517	[d]	3,580,347
Invitation Homes	293,080	[d]	12,303,498
JBG SMITH Properties	165,502	[d]	4,534,755
Kilroy Realty	93,770	[d]	6,001,280
Life Storage	83,260	[d]	11,235,937
Medical Properties Trust	257,470	[d]	5,860,017
MGM Growth Properties, Cl. A	199,090	[d]	7,740,619
Mid-America Apartment Communities	29,060	[d]	6,006,121
Omega Healthcare Investors	35,940	[d]	1,131,391
Park Hotels & Resorts	141,070	[a,d]	2,567,474
Phillips Edison & Co.	32,811	[d]	1,034,203
Prologis	199,590	[d]	31,299,704
Public Storage	37,575	[d]	13,471,765
Realty Income	80,151	[d]	5,563,281
Rexford Industrial Realty	114,300	[d]	8,363,331
Sabra Health Care REIT	274,250	[d]	3,732,543
SBA Communications	10,020	[d]	3,260,909
Simon Property Group	59,430	[d]	8,748,096
SL Green Realty	3,251	[d]	235,763
Sun Communities	54,180	[d]	10,237,853
UDR	172,872	[d]	9,826,044
Ventas	308,290	[d]	16,345,536
Welltower	44,840	[d]	3,884,489
WeWork	73,310	[a,b]	544,693
Xenia Hotels & Resorts	226,290	[a,d]	3,923,869
			291,557,799
Total Common Stocks (cost $416,819,625)			490,813,661

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,875,223)	0.09	1,875,223	[e]	1,875,223

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $3,064,152)	0.09	3,064,152	[e]	3,064,152
Total Investments (cost $421,759,000)		100.2%		495,753,036
Liabilities, Less Cash and Receivables		(.2%)		(989,104)
Net Assets		100.0%		494,763,932

CVA—Company Voluntary Arrangement

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $3,460,370 and the value of the collateral was $4,438,015, consisting of cash collateral of $3,064,152 and U.S. Government & Agency securities valued at $1,373,863. In addition, the value of collateral may include pending sales that are also on loan.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities were valued at $1,304,903 or .26% of net assets.

d Investment in real estate investment trust within the United States.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Real Estate Securities Fund

January 31, 2022 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
State Street Bank and Trust Company
United States Dollar	429,785	Singapore Dollar	581,150	2/4/2022	(378)
United States Dollar	255,155	Hong Kong Dollar	1,989,450	2/7/2022	2
Gross Unrealized Appreciation					2
Gross Unrealized Depreciation					(378)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Global Real Estate Securities Fund

January 31, 2022 (Unaudited)

The following is a summary of the inputs used as of January 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	306,780,150	184,033,511	††	-	490,813,661
Investment Companies	4,939,375	-		-	4,939,375
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	2		-	2
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(378)		-	(378)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2022 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2022, accumulated net unrealized appreciation on investments was $73,994,036, consisting of $85,709,130 gross unrealized appreciation and $11,715,094 gross unrealized depreciation.

At January 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.